Share-Based Payment Transactions (Details) - USD ($)				12 Months Ended
	Feb. 10, 2022	Oct. 10, 2019	Mar. 12, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 03, 2022	Apr. 21, 2021	Nov. 13, 2019
Share-Based Payment Transactions (Details) [Line Items]
Additional number of share options									338,929	6,788
Share Options reserved								178,140	357,143	15,714
Available for grant shares					161,114
Ordinary shares			1,171
Exercise price (in Dollars per share)			$ 420	$ 6.5
Fair value of share options (in Dollars)					$ 224,000
Stock option, description		the Board approved the grant of 72 Share Options under the 2015 ESOP to directors, officers and employees, some of which required the approval of the general meeting of the Company’s shareholders (the “2019 General Meeting”), which occurred on January 15, 2020. Following the resignation of some directors and employees on December 31, 2019, 15 Share Options (were not granted. Out of the 57 Share Options that were granted, 10 Share Options didn’t require the General Meeting’s approval. The date of commencement for all Share Options granted, the date on which the vesting started, was the 2019 Grant Date. The exercise price was set at $210.00 per Share Option.
Fair value, description	The fair value of the Share Options granted on January 3, 2022, was set at $6.09 per Share Option, and the fair value of the Share Options granted on February 10, 2022, was set at $4.41 per Share Option						The fair value of the Share Options approved on October 10, 2019 by the Board, and on January 15, 2020 at the General Meeting (valuated as of December 31, 2019) was set at $114.1 and $51.1, per Share Option, respectively.
RSU granted discount rate				25.00%
Fair value of the RSU’s granted (in Dollars)				$ 70
Ordinary shares issued				61,000
Ordinary granted discount rate				25.00%
Weighted average remaining contractual life				5 years 10 days	6 years 4 months 6 days
Maximum [Member]
Share-Based Payment Transactions (Details) [Line Items]
Share options outstanding (in Dollars per share)					$ 6.5	$ 955
Minimum [Member]
Share-Based Payment Transactions (Details) [Line Items]
Share options outstanding (in Dollars per share)					$ 844	$ 210
Ordinary Shares [Member]
Share-Based Payment Transactions (Details) [Line Items]
Fair value of the RSU’s granted (in Dollars)				$ 48